Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	175,095,000	175,095,000
Common stock, shares outstanding (in shares)	17,519,999	17,454,353
Common stock, shares issued (in shares)	17,519,999	17,454,353
Treasury stock, common shares (in shares)	124,225	124,225
Redeemable Convertible Preferred Stock
Class A common stock subject to possible redemption, redemption value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, shares authorized (in shares)	96,650,097	96,650,097
Redeemable convertible preferred stock, shares issued (in shares)	44,494,703	44,494,703
Redeemable convertible preferred stock, liquidation preference	$ 173,347	$ 173,347
BURTECH ACQUISITION CORP [Member]
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
BURTECH ACQUISITION CORP [Member] | Class A common stock
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	280,000,000	280,000,000
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, redemption value (in dollars per share)	$ 11.6	$ 10.81
Class A common stock subject to possible redemption, outstanding (in shares)	4,104,543	4,345,663
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption
Common stock, shares outstanding (in shares)	10,816,995	10,816,995
Common stock, shares issued (in shares)	10,816,995	10,816,995
BURTECH ACQUISITION CORP [Member] | Class B Common Stock
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares outstanding (in shares)	5	5
Common stock, shares issued (in shares)	5	5